Others, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Others, net
(Losses)/gains from fair value change of long-term investments	¥ 397	$ 57	¥ 1,355	¥ (855)
Interest income	9,056		9,353	9,576
Gains from acquirements or disposals of businesses and investments	55	8	652	89
Impairment of investments	(827)	(118)	(3,299)	(3,043)
Foreign exchange (losses)/gains, net	309		(111)	(28)
Others	8,337		5,421	1,757
Total	¥ 17,327	$ 2,478	¥ 13,371	¥ 7,496